Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Research and development	$ 486,828	$ 964,937	$ 3,592,760	$ 5,653,432	$ 6,578,678	$ 34,409,664	$ 5,174,876
General and administrative	1,332,848	905,176	4,081,001	4,407,408	5,463,622	7,639,427	4,416,181
Total operating expenses	1,819,676	1,870,113	7,673,761	10,060,840	12,042,300	42,049,091	9,591,057
Loss from operations	(1,819,676)	(1,870,113)	(7,673,761)	(10,060,840)	(12,042,300)	(42,049,091)	(9,591,057)
Interest income	13,400	13,935	40,084	50,078	59,465	26,033	7,555
Interest expense		(506,302)		(1,035,763)	(1,035,763)	(1,133,987)	(374,891)
Loss on change in fair value of preferred stock warrants							(860,843)
Net loss	$ (1,806,276)	$ (2,362,480)	$ (7,633,677)	$ (11,046,525)	$ (13,018,598)	$ (43,157,045)	$ (10,819,236)
Net loss per share, basic and diluted	$ (0.13)	$ (0.17)	$ (0.55)	$ (0.80)	$ (0.94)	$ (3.15)	$ (5.36)
Weighted average shares used to compute basic and diluted net loss per share	13,831,747	13,816,464	13,830,981	13,786,207	13,801,003	13,696,033	2,017,601